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                                                                   June 1, 2009

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Post-effective amendments to certain Form N-4 registration statements

Dear Ms. Samuel:

Today we are filing post-effective amendments under Rule 485(a) to the Form N-4 registration statements of Prudential Annuities Life Assurance Corporation ("PALAC"), Pruco Life Insurance Company ("Pruco Life") and Pruco Life Insurance Company of New Jersey ("PLNJ") listed below. Among other things, these post-effective amendments describe a new lifetime guaranteed minimum withdrawal benefit to be called Highest Daily Lifetime 6 Plus (the spousal variant of which will be called Spousal Highest Daily Lifetime 6 Plus).

The following Form N-4 registration statements are being amended:

    . Pruco Life's Prudential Premier Series Annuity (file nos. 333-130989 and 333-144639)
    . PLNJ's Prudential Premier Series Annuity (file nos. 333-131035 and 333-144657)
    . PALAC's ASAP III, APEX II, ASL II, XTra Credit Six, XTra Credit Eight, Choice 2000, and Cornerstone Annuities (file nos. 333-96577, 333-71654, 333-71672, 333-71834, 333-150220, 333-08853, and 333-152411). Included
       within certain of these registration statements are the prospectuses for the "Optimum" line of annuities sold through LPL Financial Corporation.

The instant filings do not reflect updated expense examples, which will be furnished in the subsequent 485(b) filings. Similarly, current financial statements for the registrant separate account and the depositor will be included in the subsequent 485(b) filings.

We represent and acknowledge that:

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    .  the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and . staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and
    . the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

                                          Sincerely,

                                          /s/ C. Christopher Sprague
                                              C. Christopher Sprague